Capital management	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Capital management

17. Capital management

Capital is defined as equity attributable to shareholders’ equity. The Company’s objectives when managing its capital are to safeguard its ability to continue as a going concern and to maximize the value for its shareholders.

The Company’s activities have been primarily funded so far through cash flows from operating activities and equity and debt financing based on cash needs. The Company typically sells its shares by way of private placement.

The Company manages its capital structure and determines its capital requirements in light of the changing economic conditions and the risk characteristics of its assets. To reach its objectives, the Company may need to maintain or adjust its capital structure by issuing new share capital or new debt.

At this stage of its development, it is the Company’s policy to preserve cash to fund its operations and not to pay dividends.